4. CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2015
Convertible Debentures Tables
Convertible Debentures
	2015	2014
Principal balance	$269,100	$209,100
Accumulated amortization	(-)	(107,016)
Convertible debentures, net	$269,100	$162,084